Nasdaq Equity Premium Income ETF Average Annual Total Returns		12 Months Ended	15 Months Ended	32 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	31.51%	15.57%	17.75%	14.53%	13.10%
NASDAQ-100 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%		20.52%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%		4.40%	2.55%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.82%		16.83%
Performance Inception Date	May 03, 2022
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.93%		11.79%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.56%		10.60%